May 1, 2000


                     CARL DOMINO GLOBAL EQUITY INCOME FUND

                           SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 1, 2000

            On April 29, 2000, a majority of the shareholders of Carl Domino Global Equity Income Fund approved the selection of Northern Trust Investments, Inc. ("NTI") as the new investment adviser to the Fund, effective May 1, 2000. On that date, NTI acquired substantially all of the assets of Carl Domino Associates, L.P. ("Domino LP"), the Fund's former investment advisor, and converted Domino LP into a division of NTI known as Northern Trust Value Investors ("NTVI"). The portfolio manager of the Fund, John Wagstaff-Callahan, is now a portfolio manager with NTVI and will remain responsible for the day-to-day management of the Fund. The Fund is a series of AmeriPrime Funds. In addition to the above, the Prospectus is revised as described below.

                            MANAGEMENT OF THE FUND

      The first paragraph under "Management of the Fund" on page 10 of the Prospectus is revised to read as follows:

            Northern Trust Investments, Inc., operating through its division, Northern Trust Value Investors, 580 Village Blvd., Suite 225, West Palm Beach, Florida 33409 serves as investment adviser to the Fund. NTVI provides equity, balanced and fixed income portfolio management services to a select group of corporations, institutions, foundations, trusts and high net worth individuals and manages over $2 billion in assets. During the fiscal year ended October 31, 1999, the Fund paid Domino LP (the former investment advisor to the Fund now operating as NTVI) a fee equal to 1.50% of its average daily net assets.

      This supplement and the Prospectus dated March 1, 2000 provide the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Security and Exchange Commission dated March 1, 2000, which is incorporated herein by reference and can be obtained without charge by calling the Fund at 1-800-507-9922.


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                                                                   May 1, 2000

                            CARL DOMINO GROWTH FUND

                           SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 1, 2000

      On April 29, 2000, a majority of the shareholders of Carl Domino Growth Fund approved the selection of Northern Trust Investments, Inc. ("NTI") as the new investment adviser to the Fund, effective May 1, 2000. On that date, NTI acquired substantially all of the assets of Carl Domino Associates, L.P. ("Domino LP"), the Fund's former investment advisor, and converted Domino LP into a division of NTI known as Northern Trust Value Investors ("NTVI"). The portfolio manager of the Fund, Bruce Honig, is now a portfolio manager with NTVI and will remain responsible for the day-to-day management of the Fund. The Fund is a series of AmeriPrime Funds. In addition to the above, the Prospectus is revised as described below.

                            MANAGEMENT OF THE FUND

      The first paragraph under "Management of the Fund" on page 10 of the Prospectus is revised to read as follows:

            Northern Trust Investments, Inc., operating through its division, Northern Trust Value Investors, 580 Village Blvd., Suite 225, West Palm Beach, Florida 33409 serves as investment adviser to the Fund. NTVI provides equity, balanced and fixed income portfolio management services to a select group of corporations, institutions, foundations, trusts and high net worth individuals and manages over $2 billion in assets. During the fiscal year ended October 31, 1999, the Fund paid Domino LP (the former investment advisor to the Fund now operating as NTVI) a fee equal to 1.50% of its average daily net assets.

      This supplement and the Prospectus dated March 1, 2000 provide the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information has been filed with the Security and Exchange Commission dated March 1, 2000, which is incorporated herein by reference and can be obtained without charge by calling the Fund at 1-800-507-9922.